UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/04

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Robshaw & Julian Associates, Inc.
           -----------------------------------------------------
Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221
           -----------------------------------------------------

Form 13F File Number: 28-7320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James P. Julian
Title:  Vice President
Phone:  716-633-6555

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian              Williamsville, New York              4/30/2004

    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


13F File Number  Name

28-7320          Robshaw & Julian Associates, Inc.



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            35
                                         ------------
Form 13F Information Table Value Total:  $176,023,938
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
FANNIE MAE                     COMMON           313586109 12154961  163483          SOLE    none        x      0    0
PEPSICO INC                    COMMON           713448108 10447115  194004          SOLE    none        x      0    0
SYSCO CORP                     COMMON           871829107  9813577  251308          SOLE    none        x      0    0
GENERAL ELECTRIC CO.           COMMON           369604103  9565975  313433          SOLE    none        x      0    0
WAL MART STORES INC            COMMON           931142103  8997969  150745          SOLE    none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  8942838  103625          SOLE    none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107   8444058  118347          SOLE    none        x      0    0
PRAXAIR INC.                   COMMON           74005P104  8183104  220450          SOLE    none        x      0    0
AFLAC INC                      COMMON           1055102    7813893  194666          SOLE    none        x      0    0
INTEL CORP                     COMMON           458140100  7258374  266852          SOLE    none        x      0    0
PFIZER                         COMMON           717081103  7050237  201148          SOLE    none        x      0    0
MERCK & CO INC                 COMMON           589331107  7049233  159521          SOLE    none        x      0    0
ALTRIA                         COMMON           02209s103  6668873  122477          SOLE    none        x      0    0
WYETH                          COMMON           983024100  6581126  175263          SOLE    none        x      0    0
SCHLUMBERGER                   COMMON           806857108  6547754  102549          SOLE    none        x      0    0
MEDTRONIC                      COMMON           585055106  6524560  136640          SOLE    none        x      0    0
FIFTH THIRD BANCORP            COMMON           316773100  6110910  110365          SOLE    none        x      0    0
DENTSPLY                       COMMON           249030107  4699867  106020          SOLE    none        x      0    0
DONALDSON                      COMMON           257651109  4564487  172050          SOLE    none        x      0    0
MICROSOFT                      COMMON           594918104  4549974  182510          SOLE    none        x      0    0
SUNCOR                         COMMON           867229106  4546254  166225          SOLE    none        x      0    0
CISCO                          COMMON           17275R102  4376595  185685          SOLE    none        x      0    0
AGILENT                        COMMON           00846U101  3166353  100106          SOLE    none        x      0    0
INTERPUBLIC GROUP              COMMON           460690100  2871077  186676          SOLE    none        x      0    0
BP                             COMMON           556221074  2701894   52261          SOLE    none        x      0    0
EXXON CORP                     COMMON           302290101  1558377   37470          SOLE    none        x      0    0
AUTOMATIC DATA PROCESSING      COMMON           53015103   1525860   36330          SOLE    none        x      0    0
J P MORGAN CHASE               COMMON           46625H100   592963   14135          SOLE    none        x      0    0
CITIGROUP                      COMMON           172967101   472694    4507          SOLE    none        x      0    0
M&T                            COMMON           55261F104   458235    5100          SOLE    none        x      0    0
ROYAL DUTCH PETE CO.           COMMON           780257705   413613    8693          SOLE    none        x      0    0
COCA COLA CO.                  COMMON           191216100   402400    8000          SOLE    none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   398507    7857          SOLE    none        x      0    0
KEY CORP                       COMMON           493267108   308261   10177          SOLE    none        x      0    0
GILLETTE CO.                   COMMON           375766102   261970    6700          SOLE    none        x      0    0


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